Share capital, additional paid-in capital, share premium and other reserves	12 Months Ended
Dec. 31, 2017
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Share capital, additional paid-in capital, share premium and other reserves
17.	Share capital, additional paid-in capital, share premium and other reserves

The Capital of the Company is divided by two classes. Each class A share has the right to ten votes at a meeting of shareholders and each class B share has the right to one vote at a meeting of shareholders. The class A shares and the class B shares have the right to an equal share in any dividend or other distribution the Company pays and have nominal of EUR 0.0005 each.

Authorised shares	As of December 31, 2015	As of December 31, 2016	As of December 31, 2017
	Thousands	Thousands	Thousands
Ordinary Class A shares	133,017	133,017	131,778
Ordinary Class B shares	97,833	97,833	99,072

Total authorised shares	230,850	230,850	230,850

Issued and fully paid shares	As of December 31, 2015	As of December 31, 2016	As of December 31, 2017
	Thousands	Thousands	Thousands
Ordinary Class A shares	15,517	15,517	14,278
Ordinary Class B shares	44,902	45,080	46,655

Total issued and fully paid shares	60,419	60,597	60,933

For the year ended December 31, 2017 and 2016 the share capital and share premium movement was the following:

	Number of issued shares	Share capital	Share premium
	Thousands
As of December 31, 2015	60,419	1	12,068
Increase of share capital due to exercise of options by employees during the year	178	—	—

As of December 31, 2016	60,597	1	12,068
Increase of share capital due to exercise of options by employees during the year	336	—	—

As of December 31, 2017	60,933	1	12,068

In case of liquidation, the Company’s assets remaining after settlement with creditors, payment of dividends and redemption of the par value of shares is distributed among the ordinary shareholders proportionately to the number of shares owned.

The other reserves of the Group’s equity represent the financial effects from changes in equity settled share-based payments to employees, acquisitions and disposals, as well as other operations with non-controlling interests in the subsidiaries without loss of control.